UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen NWQ Global All-Cap Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 96.2%
	COMMON STOCKS – 96.2%
	Auto Components – 2.4%
9,085	GKN PLC, (2)	$ 42,096
	Banks – 14.8%
6,300	Allied Irish Banks	37,863
4,042	Bank of Ireland Group PLC, (3)	33,082
880	CIT Group Inc.	43,164
560	Citigroup Inc.	40,735
985	The Bank of NT Butterfield and Son Limited	36,090
25,400	Unicaja Banco, (2), (3)	39,077
480	Western Alliance Bancorporation, (3)	25,478
	Total Banks	255,489
	Biotechnology – 1.1%
232	Gilead Sciences, Inc.	18,797
	Capital Markets – 5.3%
840	Aurelius AG	55,239
2,115	UBS Group AG	36,272
	Total Capital Markets	91,511
	Chemicals – 8.0%
595	DowDuPont, Inc.	41,192
103	LG Chem Limited, (2)	35,386
977	Nissan Chemical Industries Limited, (2)	34,382
316	Nitto Denko Corporation, (2)	26,358
	Total Chemicals	137,318
	Diversified Telecommunication Services – 3.0%
705	Nippon Telegraph and Telephone Corporation, (2)	32,304
1,270	Telefonica Brasil SA	20,238
	Total Diversified Telecommunication Services	52,542
	Electronic Equipment, Instruments & Components – 2.8%
204	Coherent Inc., (3)	47,975
	Equity Real Estate Investment Trust – 1.5%
2,085	Colony Northstar, Inc.	26,188
	Food & Staples Retailing – 2.7%
192	CVS Health Corporation	15,613
12,455	Tesco PLC, (2)	31,234
NUVEEN      1

Nuveen NWQ Global All-Cap Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Food & Staples Retailing (continued)
	Total Food & Staples Retailing	46,847
	Food Products – 3.1%
3,495	Orkla ASA, (2)	$35,865
250	Treehouse Foods Inc., (3)	16,932
	Total Food Products	52,797
	Health Care Equipment & Supplies – 1.6%
675	Koninklijke Philips Electronics NV, (2)	27,850
	Household Durables – 4.1%
1,365	Sekisui House, Ltd., (2)	23,008
1,005	Taylor Morrison, (3)	22,160
1,905	Tri Pointe Group, Incorporated, (3)	26,308
	Total Household Durables	71,476
	Industrial Conglomerates – 2.3%
279	Siemens AG, (2)	39,370
	Insurance – 2.8%
1,041	Ageas, (2)	48,962
	IT Services – 2.8%
1,005	Luxoft Holding Inc., (3)	48,039
	Life Sciences Tools & Services – 2.4%
190	Bio-Rad Laboratories Inc., (3)	42,222
	Machinery – 2.9%
376	Duerr AG, (2)	50,349
	Media – 0.9%
530	Viacom Inc., Class B	14,755
	Multi-Utilities – 1.9%
1,430	Veolia Environment S.A., (2)	33,044
	Oil, Gas & Consumable Fuels – 7.3%
1,180	Cheniere Energy Inc., (3)	53,147
740	EQT Corporation	48,278
810	Newfield Exploration Company, (3)	24,033
	Total Oil, Gas & Consumable Fuels	125,458
	Pharmaceuticals – 7.4%
1,415	GlaxoSmithKline PLC, (2)	28,287
590	Otsuka Holdings Company KK, (2)	23,459
99	Roche Holdings AG, (2)	25,306
905	Takeda Chemical Industries, (2)	50,043
	Total Pharmaceuticals	127,095
2      NUVEEN

Shares	Description (1)	Value
	Real Estate Management & Development – 1.7%
5,450	Great Eagle Holdings Limited	$ 28,675
	Semiconductors & Semiconductor Equipment – 8.2%
1,860	Cypress Semiconductor Corporation	27,937
1,485	Infineon Technologies AG, (2)	37,440
665	Mellanox Technologies, Limited, (3)	31,355
365	Microsemi Corporation, (3)	18,790
685	Teradyne Inc.	25,544
	Total Semiconductors & Semiconductor Equipment	141,066
	Software – 2.0%
720	Oracle Corporation	34,812
	Specialty Retail – 1.2%
200	Advance Auto Parts, Inc.	19,840
	Tobacco – 2.0%
815	Imperial Brands PLC, (2)	34,785
	Total Long-Term Investments (cost $1,363,945)	1,659,358
	Other Assets Less Liabilities – 3.8%	66,184
	Net Assets – 100%	$ 1,725,542
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$960,753	$698,605	$ —	$1,659,358
The table below presents the transfers in and out of the three valuation levels for the fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.
NUVEEN      3

Nuveen NWQ Global All-Cap Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$55,239	$(39,077)	$39,077	$(55,239)	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
Tax cost of investments	$1,378,388
Gross unrealized:
Appreciation	$ 340,471
Depreciation	(59,501)
Net unrealized appreciation (depreciation) of investments	$ 280,970
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
4      NUVEEN

Nuveen NWQ Global Equity Income Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.8%
	COMMON STOCKS – 96.0%
	Air Freight & Logistics – 2.8%
205,300	Deutsche Post AG, (2)	$ 9,151,100
	Airlines – 0.7%
50,800	Delta Air Lines, Inc.	2,449,576
	Automobiles – 1.5%
60,500	Daimler AG, (2)	4,829,415
	Banks – 17.2%
1,763,000	Allied Irish Banks	10,595,565
580,001	Bank of Ireland Group PLC, (3)	4,747,111
157,100	CIT Group Inc.	7,705,755
146,000	Citigroup Inc.	10,620,040
405,000	ING Groep N.V, (2)	7,465,103
60,300	JPMorgan Chase & Co.	5,759,253
140,200	The Bank of NT Butterfield and Son Limited	5,136,928
2,475,000	Unicaja Banco, (2), (3)	3,807,688
	Total Banks	55,837,443
	Biotechnology – 0.8%
33,000	Gilead Sciences, Inc.	2,673,660
	Building Products – 1.3%
108,300	Johnson Controls International PLC	4,363,407
	Capital Markets – 6.0%
240,000	Ares Capital Corporation	3,933,600
73,500	Aurelius AG	4,833,429
44,000	Deutsche Boerse AG, (2)	4,777,102
345,000	UBS Group AG, (2)	5,901,906
	Total Capital Markets	19,446,037
	Chemicals – 4.1%
525,000	CVR Partners LP	1,695,750
168,500	DowDuPont, Inc.	11,665,255
	Total Chemicals	13,361,005
	Communications Equipment – 1.1%
110,000	Cisco Systems, Inc.	3,699,300
NUVEEN      5

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Diversified Financial Services – 1.4%
454,000	Challenger Limited, (2)	$ 4,450,227
	Diversified Telecommunication Services – 4.0%
165,000	Nippon Telegraph and Telephone Corporation, (2)	7,560,415
335,400	Telefonica Brasil SA	5,344,754
	Total Diversified Telecommunication Services	12,905,169
	Electric Utilities – 1.0%
103,200	FirstEnergy Corp	3,181,656
	Electrical Equipment – 1.1%
45,700	Eaton PLC	3,509,303
	Equity Real Estate Investment Trust – 2.4%
393,000	Colony Northstar, Inc.	4,936,080
33,200	Life Storage, Inc.	2,716,092
	Total Equity Real Estate Investment Trust	7,652,172
	Food & Staples Retailing – 1.1%
45,150	CVS Health Corporation	3,671,598
	Food Products – 2.0%
630,000	Orkla ASA, (2)	6,464,860
	Health Care Equipment & Supplies – 1.6%
123,000	Koninklijke Philips Electronics NV, (2)	5,074,975
	Household Durables – 1.7%
325,000	Sekisui House, Ltd., (2)	5,478,108
	Industrial Conglomerates – 1.1%
26,300	Siemens AG, (2)	3,711,176
	Insurance – 9.8%
144,500	Ageas, (2)	6,796,372
26,500	Allianz AG ORD Shares, (2)	5,951,551
80,000	CNA Financial Corporation	4,020,000
131,400	NN Group NV, (2)	5,502,555
35,000	RenaissanceRe Holdings, Limited	4,729,900
92,800	Unum Group	4,744,864
	Total Insurance	31,745,242
	Media – 1.5%
250,600	National CineMedia, Inc.	1,749,188
110,000	Viacom Inc., Class B	3,062,400
	Total Media	4,811,588
	Multi-Utilities – 3.3%
465,000	Veolia Environment S.A., (2)	10,745,210
6      NUVEEN

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels – 5.0%
37,700	Chevron Corporation	$4,429,750
290,000	Enterprise Products Partnership LP	7,560,300
80,800	Total SA, (2)	4,338,510
	Total Oil, Gas & Consumable Fuels	16,328,560
	Pharmaceuticals – 7.7%
117,000	AstraZeneca PLC	3,963,960
540,000	GlaxoSmithKline PLC, (2)	10,794,929
19,500	Roche Holdings AG, (2)	4,984,593
96,000	Takeda Chemical Industries, (2)	5,308,406
	Total Pharmaceuticals	25,051,888
	Real Estate Management & Development – 1.6%
2,900,000	Sino Land Company Limited, (2)	5,112,663
	Road & Rail – 1.5%
41,000	Union Pacific Corporation	4,754,770
	Semiconductors & Semiconductor Equipment – 3.3%
360,000	Cypress Semiconductor Corporation	5,407,200
210,000	Infineon Technologies AG, (2)	5,294,604
	Total Semiconductors & Semiconductor Equipment	10,701,804
	Software – 5.4%
65,500	Microsoft Corporation	4,879,095
260,000	Oracle Corporation	12,571,000
	Total Software	17,450,095
	Specialty Retail – 1.0%
815,000	Kingfisher plc, (2)	3,263,000
	Textiles, Apparel & Luxury Goods – 0.0%
34,456,000	China Hongxing Sports Limited, (4)	26
	Tobacco – 3.0%
226,400	Imperial Brands PLC, (2)	9,662,926
	Total Common Stocks (cost $271,230,694)	311,537,959

Shares	Description (1)	Value
	WARRANTS – 1.0%
231,600	Merrill Lynch International Company CV	$ 3,374,412
	Total Warrants (cost $3,107,122)	3,374,412

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 0.8%
NUVEEN      7

Nuveen NWQ Global Equity Income Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Food Products – 0.8%
$ 554	Land O' Lakes Incorporated, 144A	8.000%	N/A (6)	BB	$616,325
1,884	Land O' Lakes Incorporated, 144A	7.250%	N/A (6)	BB	2,039,430
2,438	Total Food Products				2,655,755
$ 2,438	Total $1,000 Par (or similar) Institutional Preferred (cost $2,438,000)				2,655,755

Shares	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.7%
	Pharmaceuticals – 0.7%
6,640	Teva Pharmaceutical Industries Limited, Convertible Preferred	7.000%	12/15/18	N/R	$ 2,299,432
	Total Convertible Preferred Securities (cost $4,884,688)				2,299,432

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.3%
	Insurance – 0.3%
31,400	National General Holding Company	7.625%	N/R	$ 805,724
	Total $25 Par (or similar) Retail Preferred (cost $773,041)			805,724
	Total Long-Term Investments (cost $282,433,545)			320,673,282
	Other Assets Less Liabilities – 1.2%			3,772,088
	Net Assets – 100%			$ 324,445,370
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$165,110,539	$146,427,394	$ 26	$311,537,959
Warrants	—	3,374,412	—	3,374,412
$1,000 Par (or similar) Institutional Preferred	—	2,655,755	—	2,655,755
Convertible Preferred Securities	—	2,299,432	—	2,299,432
$25 Par (or similar) Retail Preferred	805,724	—	—	805,724
Total	$165,916,263	$154,756,993	$ 26	$320,673,282
8      NUVEEN

The table below presents the transfers in and out of the three valuation levels for the fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent a manager determines that the valuation inputs or methodologies may impact the valuation of those securities.
	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$4,833,429	$(3,807,687)	$3,807,687	$(4,833,429)	$ —	$ —
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
Tax cost of investments	$285,293,727
Gross unrealized:
Appreciation	$ 53,331,684
Depreciation	(17,952,129)
Net unrealized appreciation (depreciation) of investments	$ 35,379,555
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	Perpetual security. Maturity date is not applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
N/A	Not Applicable
NUVEEN      9

Nuveen NWQ Multi-Cap Value Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.1%
	COMMON STOCKS – 99.1%
	Airlines – 3.4%
27,400	Delta Air Lines, Inc.	$1,321,228
33,300	Southwest Airlines Co.	1,864,134
	Total Airlines	3,185,362
	Automobiles – 2.4%
57,300	General Motors Company	2,313,774
	Banks – 16.3%
50,000	Bank of America Corporation	1,267,000
76,000	CIT Group Inc.	3,727,800
58,000	Citigroup Inc.	4,218,920
80,200	First Horizon National Corporation	1,535,830
28,400	JPMorgan Chase & Co.	2,712,484
55,000	The Bank of NT Butterfield and Son Limited	2,015,200
	Total Banks	15,477,234
	Capital Markets – 1.5%
85,730	B. Riley Financial, Inc.	1,461,697
	Chemicals – 1.6%
24,200	Innospec, Inc.	1,491,930
	Communications Equipment – 4.9%
60,000	Arris International PLC, (2)	1,709,400
157,900	Mitel Networks Corporation, (2)	1,324,781
25,020	ViaSat, Inc., (2)	1,609,286
	Total Communications Equipment	4,643,467
	Consumer Finance – 4.8%
45,400	Discover Financial Services	2,927,392
52,000	Synchrony Financial	1,614,600
	Total Consumer Finance	4,541,992
	Electric Utilities – 1.4%
44,200	FirstEnergy Corp	1,362,686
	Electronic Equipment, Instruments & Components – 3.7%
10,380	Coherent Inc., (2)	2,441,065
51,400	VeriFone Holdings Inc., (2)	1,042,392
	Total Electronic Equipment, Instruments & Components	3,483,457
10      NUVEEN

Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 3.9%
180,200	Colony Northstar, Inc.	$2,263,312
117,943	MedEquities Realty Trust, Inc.	1,385,830
	Total Equity Real Estate Investment Trust	3,649,142
	Health Care Equipment & Supplies – 3.1%
11,000	Livanova PLC, (2)	770,660
52,000	Philips Electronics	2,142,400
	Total Health Care Equipment & Supplies	2,913,060
	Health Care Providers & Services – 1.2%
5,920	CIGNA Corporation	1,106,685
	Hotels, Restaurants & Leisure – 1.0%
55,400	Bloomin Brands	975,040
	Insurance – 7.3%
13,040	AON PLC	1,905,144
40,900	Loews Corporation	1,957,474
8,700	RenaissanceRe Holdings, Limited	1,175,718
37,600	Unum Group	1,922,488
	Total Insurance	6,960,824
	Life Sciences Tools & Services – 2.5%
10,500	Bio-Rad Laboratories Inc., (2)	2,333,310
	Machinery – 4.2%
17,610	Ingersoll Rand Company Limited, Class A	1,570,284
36,600	Terex Corporation	1,647,732
23,200	Trinity Industries Inc.	740,080
	Total Machinery	3,958,096
	Media – 2.2%
38,300	Interpublic Group of Companies, Inc.	796,257
45,000	Viacom Inc., Class B	1,252,800
	Total Media	2,049,057
	Mortgage Real Estate Investment Trust – 1.9%
33,500	PennyMac Mortgage Investment Trust	582,565
64,000	TPG Re Finance Trust Inc.	1,265,280
	Total Mortgage Real Estate Investment Trust	1,847,845
	Multiline Retail – 1.4%
22,400	Target Corporation	1,321,824
	Oil, Gas & Consumable Fuels – 16.8%
96,000	Carrizo Oil & Gas, Inc., (2)	1,644,480
56,400	Cheniere Energy Inc., (2)	2,540,256
13,000	Chevron Corporation	1,527,500
NUVEEN      11

Nuveen NWQ Multi-Cap Value Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
53,705	EQT Corporation	$3,503,714
58,800	Hess Corporation	2,757,132
49,100	Newfield Exploration Company, (2)	1,456,797
18,500	Occidental Petroleum Corporation	1,187,885
37,000	Suncor Energy, Inc.	1,296,110
	Total Oil, Gas & Consumable Fuels	15,913,874
	Pharmaceuticals – 4.1%
4,850	Allergan PLC	994,007
46,400	GlaxoSmithKline PLC, Sponsored ADR	1,883,840
28,300	Pfizer Inc.	1,010,310
	Total Pharmaceuticals	3,888,157
	Semiconductors & Semiconductor Equipment – 4.5%
88,500	Cypress Semiconductor Corporation	1,329,270
32,500	Mellanox Technologies, Limited, (2)	1,532,375
37,900	Teradyne Inc.	1,413,291
	Total Semiconductors & Semiconductor Equipment	4,274,936
	Software – 3.8%
74,900	Oracle Corporation	3,621,415
	Specialty Retail – 1.2%
11,060	Advance Auto Parts, Inc.	1,097,152
	Total Long-Term Investments (cost $78,052,672)	93,872,016

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.3%
	REPURCHASE AGREEMENTS – 0.3%
$ 292	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $291,973 collateralized by $305,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $299,858	0.120%	10/02/17	$ 291,970
	Total Short-Term Investments (cost $291,970)			291,970
	Total Investments (cost $78,344,642) – 99.4%			94,163,986
	Other Assets Less Liabilities – 0.6%			538,927
	Net Assets – 100%			$ 94,702,913
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
12      NUVEEN

Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$93,872,016	$ —	$ —	$93,872,016
Short-Term Investments:
Repurchase Agreements	—	291,970	—	291,970
Total	$93,872,016	$291,970	$ —	$94,163,986
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
Tax cost of investments	$78,347,535
Gross unrealized:
Appreciation	$20,436,219
Depreciation	(4,619,768)
Net unrealized appreciation (depreciation) of investments	$15,816,451
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
NUVEEN      13

Nuveen NWQ Large-Cap Value Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.8%
	COMMON STOCKS – 99.8%
	Aerospace & Defense – 2.4%
10,830	Raytheon Company	$ 2,020,661
	Airlines – 3.6%
24,485	Delta Air Lines, Inc.	1,180,667
32,020	Southwest Airlines Co.	1,792,479
	Total Airlines	2,973,146
	Automobiles – 2.8%
57,200	General Motors Company	2,309,736
	Banks – 16.9%
66,200	CIT Group Inc.	3,247,110
53,900	Citigroup Inc.	3,920,686
71,300	First Horizon National Corporation	1,365,395
74,000	ING Groep N.V, Sponsored ADR	1,363,080
30,835	JPMorgan Chase & Co.	2,945,051
23,000	Wells Fargo & Company	1,268,450
	Total Banks	14,109,772
	Beverages – 2.7%
49,460	Coca-Cola Company	2,226,195
	Biotechnology – 1.1%
11,400	Gilead Sciences, Inc.	923,628
	Capital Markets – 2.4%
21,000	State Street Corporation	2,006,340
	Chemicals – 2.5%
30,000	DowDuPont, Inc.	2,076,900
	Communications Equipment – 1.0%
12,450	ViaSat, Inc., (2)	800,784
	Consumer Finance – 5.9%
38,500	Discover Financial Services	2,482,480
79,500	Synchrony Financial	2,468,475
	Total Consumer Finance	4,950,955
	Electric Utilities – 1.9%
52,000	FirstEnergy Corp	1,603,160
14      NUVEEN

Shares	Description (1)	Value
	Equity Real Estate Investment Trust – 1.7%
115,400	Colony Northstar, Inc.	$ 1,449,424
	Food & Staples Retailing – 1.6%
16,100	CVS Health Corporation	1,309,252
	Health Care Equipment & Supplies – 2.7%
55,000	Philips Electronics	2,266,000
	Health Care Providers & Services – 1.5%
6,400	Anthem Inc.	1,215,232
	Independent Power & Renewable Electricity Producers – 0.7%
39,865	Calpine Corporation, (2)	588,009
	Insurance – 7.8%
14,000	AON PLC	2,045,400
32,500	MetLife, Inc.	1,688,375
8,000	RenaissanceRe Holdings, Limited	1,081,120
33,660	Unum Group	1,721,036
	Total Insurance	6,535,931
	Internet Software & Services – 1.8%
1,500	Alphabet Inc., Class A, (2)	1,460,580
	IT Services – 1.3%
17,400	PayPal Holdings, Inc., (2)	1,114,122
	Life Sciences Tools & Services – 0.9%
3,300	Bio-Rad Laboratories Inc., (2)	733,326
	Machinery – 2.6%
17,400	Ingersoll Rand Company Limited, Class A	1,551,558
20,500	Trinity Industries Inc.	653,950
	Total Machinery	2,205,508
	Media – 3.5%
42,240	Interpublic Group of Companies, Inc.	878,170
9,000	Time Warner Inc.	922,050
39,300	Viacom Inc., Class B	1,094,112
	Total Media	2,894,332
	Multiline Retail – 2.4%
44,300	Macy's, Inc.	966,626
18,000	Target Corporation	1,062,180
	Total Multiline Retail	2,028,806
	Oil, Gas & Consumable Fuels – 14.5%
50,840	Cheniere Energy Inc., (2)	2,289,833
12,400	Chevron Corporation	1,457,000
NUVEEN      15

Nuveen NWQ Large-Cap Value Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
48,050	EQT Corporation	$3,134,782
55,600	Hess Corporation	2,607,084
45,000	Newfield Exploration Company, (2)	1,335,150
37,000	Suncor Energy, Inc.	1,296,110
	Total Oil, Gas & Consumable Fuels	12,119,959
	Pharmaceuticals – 4.9%
4,600	Allergan PLC	942,770
51,000	GlaxoSmithKline PLC, Sponsored ADR	2,070,600
28,900	Pfizer Inc.	1,031,730
	Total Pharmaceuticals	4,045,100
	Road & Rail – 2.0%
14,000	Union Pacific Corporation	1,623,580
	Semiconductors & Semiconductor Equipment – 1.5%
33,935	Teradyne Inc.	1,265,436
	Software – 4.1%
69,900	Oracle Corporation	3,379,665
	Specialty Retail – 1.1%
9,600	Advance Auto Parts, Inc.	952,320
	Total Long-Term Investments (cost $56,122,203)	83,187,859

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.8%
	REPURCHASE AGREEMENTS – 0.8%
$ 674	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $673,962, collateralized by $675,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $687,821	0.120%	10/02/17	$ 673,955
	Total Short-Term Investments (cost $673,955)			673,955
	Total Investments (cost $56,796,158) – 100.6%			83,861,814
	Other Assets Less Liabilities – (0.6)%			(489,368)
	Net Assets – 100%			$ 83,372,446
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
16      NUVEEN

Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$83,187,859	$ —	$ —	$83,187,859
Short-Term Investments:
Repurchase Agreements	—	673,955	—	673,955
Total	$83,187,859	$673,955	$ —	$83,861,814
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
Tax cost of investments	$56,840,375
Gross unrealized:
Appreciation	$27,734,500
Depreciation	(713,061)
Net unrealized appreciation (depreciation) of investments	$27,021,439
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
ADR	American Depositary Receipt
NUVEEN      17

Nuveen NWQ Small/Mid-Cap Value Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 95.2%
	COMMON STOCKS – 95.2%
	Aerospace & Defense – 2.9%
13,002	Orbital ATK, Inc.	$ 1,731,346
	Automobiles – 1.7%
21,315	Harley-Davidson, Inc.	1,027,596
	Banks – 17.1%
26,905	Ameris Bancorp	1,291,440
30,870	Capital Bank Financial Corporation, Class A Shares	1,267,213
26,905	CIT Group Inc.	1,319,690
13,370	First Horizon National Corporation	256,036
21,515	Heritage Financial Corporation	634,693
18,620	Pacwest Bancorp	940,496
1,740	SVB Financial Group, (2)	325,537
7,605	Texas Capital BancShares, Inc., (2)	652,509
55,375	The Bank of NT Butterfield and Son Limited	2,028,940
31,765	Western Alliance Bancorporation, (2)	1,686,086
	Total Banks	10,402,640
	Building Products – 0.9%
11,010	Apogee Enterprises, Inc.	531,343
	Chemicals – 1.9%
19,080	Innospec, Inc.	1,176,282
	Communications Equipment – 5.6%
10,600	Arris International PLC, (2)	301,994
5,657	Lumentum Holdings Inc., (2)	307,458
266,865	Mitel Networks Corporation, (2)	2,238,997
8,350	ViaSat, Inc., (2)	537,072
	Total Communications Equipment	3,385,521
	Electrical Equipment – 1.7%
15,200	EnerSys	1,051,384
	Electronic Equipment, Instruments & Components – 3.3%
8,565	Coherent Inc., (2)	2,014,231
	Equity Real Estate Investment Trust – 3.3%
52,580	Brandywine Realty Trust	919,624
84,330	Ramco-Gershenson Properties Trust	1,097,134
	Total Equity Real Estate Investment Trust	2,016,758
18      NUVEEN

Shares	Description (1)	Value
	Food Products – 5.2%
18,933	John B Sanfillippo & Son, Inc.	$1,274,380
28,150	Treehouse Foods Inc., (2)	1,906,600
	Total Food Products	3,180,980
	Health Care Equipment & Supplies – 2.1%
18,830	Globus Medical Inc., Class A, (2)	559,627
9,880	Livanova PLC, (2)	692,193
	Total Health Care Equipment & Supplies	1,251,820
	Household Durables – 6.3%
8,947	La Z Boy Inc.	240,674
46,160	Taylor Morrison, (2)	1,017,828
140,360	Tri Pointe Group, Incorporated, (2)	1,938,372
9,950	Universal Electronics Inc., (2)	630,830
	Total Household Durables	3,827,704
	Insurance – 5.1%
27,315	Axis Capital Holdings Limited	1,565,423
6,350	Reinsurance Group of America Inc.	886,015
16,200	XL Group Limited	639,090
	Total Insurance	3,090,528
	IT Services – 0.9%
5,895	Euronet Worldwide, Inc., (2)	558,787
	Life Sciences Tools & Services – 2.9%
7,925	Bio-Rad Laboratories Inc., (2)	1,761,094
	Machinery – 4.0%
30,685	Albany International Corporation, Class A	1,761,319
8,245	Woodward Governor Company	639,894
	Total Machinery	2,401,213
	Metals & Mining – 3.3%
25,360	Materion Corporation	1,094,284
11,840	Reliance Steel & Aluminum Company	901,853
	Total Metals & Mining	1,996,137
	Multiline Retail – 0.9%
80,780	Freds Inc.	520,223
	Oil, Gas & Consumable Fuels – 10.1%
120,175	Carrizo Oil & Gas, Inc., (2)	2,058,598
12,585	Energen Corporation, (2)	688,148
22,115	EQT Corporation	1,442,782
42,555	Newfield Exploration Company, (2)	1,262,607
13,920	PDC Energy Inc., (2)	682,498
	Total Oil, Gas & Consumable Fuels	6,134,633
NUVEEN      19

Nuveen NWQ Small/Mid-Cap Value Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Paper & Forest Products – 4.1%
38,985	Boise Cascade Company, (2)	$1,360,576
8,255	Deltic Timber Corporation	729,990
21,945	Glatfelter	426,830
	Total Paper & Forest Products	2,517,396
	Semiconductors & Semiconductor Equipment – 8.9%
48,910	Cypress Semiconductor Corporation	734,628
223,225	Lattice Semiconductor Corporation, (2)	1,163,002
22,315	Mellanox Technologies, Limited, (2)	1,052,152
11,375	Microsemi Corporation, (2)	585,585
13,770	Qorvo Inc., (2)	973,264
23,390	Teradyne Inc.	872,213
	Total Semiconductors & Semiconductor Equipment	5,380,844
	Specialty Retail – 3.0%
69,085	Haverty Furniture Companies Inc.	1,806,573
	Total Long-Term Investments (cost $45,813,629)	57,765,033

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.9%
	REPURCHASE AGREEMENTS – 2.9%
$ 1,745	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $1,745,450, collateralized by $1,785,000 U.S. Treasury Notes, 2.250%, due 2/15/27, value $1,781,910	0.120%	10/02/17	$ 1,745,433
	Total Short-Term Investments (cost $1,745,433)			1,745,433
	Total Investments (cost $47,559,062) – 98.1%			59,510,466
	Other Assets Less Liabilities – 1.9%			1,158,140
	Net Assets – 100%			$ 60,668,606
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
20      NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$57,765,033	$ —	$ —	$57,765,033
Short-Term Investments:
Repurchase Agreements	—	1,745,433	—	1,745,433
Total	$57,765,033	$1,745,433	$ —	$59,510,466
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
Tax cost of investments	$48,312,642
Gross unrealized:
Appreciation	$14,440,563
Depreciation	(3,242,739)
Net unrealized appreciation (depreciation) of investments	$11,197,824
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
NUVEEN      21

Nuveen NWQ Small-Cap Value Fund
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 94.8%
	COMMON STOCKS – 94.8%
	Aerospace & Defense – 3.1%
173,320	Orbital ATK, Inc.	$ 23,079,291
	Auto Components – 2.1%
790,564	Stoneridge Inc., (2)	15,661,073
	Banks – 21.1%
339,745	Ameris Bancorp	16,307,760
203,210	BankUnited Inc.	7,228,180
139,015	Banner Corporation	8,518,839
407,870	Capital Bank Financial Corporation, Class A Shares	16,743,063
259,735	Heritage Financial Corporation	7,662,182
316,595	Hilltop Holdings Inc.	8,231,470
657,170	Hope Bancorp Inc.	11,638,481
349,715	Pacwest Bancorp	17,664,105
91,725	Texas Capital BancShares, Inc., (2)	7,870,005
686,712	The Bank of NT Butterfield and Son Limited	25,161,128
547,440	Western Alliance Bancorporation, (2)	29,058,115
	Total Banks	156,083,328
	Building Products – 0.9%
139,690	Apogee Enterprises, Inc.	6,741,439
	Capital Markets – 0.2%
77,696	B. Riley Financial, Inc.	1,324,717
	Communications Equipment – 3.7%
3,292,309	Mitel Networks Corporation, (2)	27,622,472
	Electrical Equipment – 2.1%
223,960	EnerSys	15,491,313
	Electronic Equipment, Instruments & Components – 5.1%
101,630	Coherent Inc., (2)	23,900,327
314,688	Novanta, Inc., (2)	13,720,397
	Total Electronic Equipment, Instruments & Components	37,620,724
	Equity Real Estate Investment Trust – 3.5%
646,425	Brandywine Realty Trust	11,305,973
1,086,660	Ramco-Gershenson Properties Trust	14,137,447
	Total Equity Real Estate Investment Trust	25,443,420
22      NUVEEN

Shares	Description (1)	Value
	Food Products – 7.7%
230,321	John B Sanfillippo & Son, Inc.	$15,502,907
1,441,807	Landec Corporation, (2)	18,671,401
338,365	Treehouse Foods Inc., (2)	22,917,461
	Total Food Products	57,091,769
	Health Care Equipment & Supplies – 2.0%
227,765	Globus Medical Inc., Class A, (2)	6,769,176
115,005	Livanova PLC, (2)	8,057,250
	Total Health Care Equipment & Supplies	14,826,426
	Household Durables – 8.2%
499,006	Hooker Furniture Corporation	23,827,536
577,410	Taylor Morrison, (2)	12,731,891
1,744,655	Tri Pointe Group, Incorporated, (2)	24,093,686
	Total Household Durables	60,653,113
	IT Services – 0.9%
70,411	Euronet Worldwide, Inc., (2)	6,674,259
	Machinery – 3.0%
386,005	Albany International Corporation, Class A	22,156,687
	Metals & Mining – 1.9%
318,927	Materion Corporation	13,761,700
	Multiline Retail – 0.8%
958,905	Freds Inc.	6,175,348
	Oil, Gas & Consumable Fuels – 8.4%
1,964,130	Carrizo Oil & Gas, Inc., (2)	33,645,547
338,465	PDC Energy Inc., (2)	16,594,939
1,242,872	SRC Energy Incorporated, (2)	12,018,572
	Total Oil, Gas & Consumable Fuels	62,259,058
	Paper & Forest Products – 5.9%
543,687	Boise Cascade Company, (2)	18,974,676
84,545	Deltic Timber Corporation	7,476,314
318,809	Glatfelter	6,200,835
181,675	Louisiana-Pacific Corporation, (2)	4,919,759
70,079	Neenah Paper, Inc.	5,995,259
	Total Paper & Forest Products	43,566,843
	Professional Services – 2.1%
489,849	GP Strategies Corporation, (2)	15,111,842
	Semiconductors & Semiconductor Equipment – 8.1%
551,120	Entegris Inc., (2)	15,899,812
560,645	Integrated Device Technology, Inc., (2)	14,901,944
NUVEEN      23

Nuveen NWQ Small-Cap Value Fund (continued)
Portfolio of Investments	September 30, 2017 (Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
2,691,669	Lattice Semiconductor Corporation, (2)	$14,023,596
314,140	Mellanox Technologies, Limited, (2)	14,811,701
	Total Semiconductors & Semiconductor Equipment	59,637,053
	Technology Hardware, Storage & Peripherals – 1.5%
572,070	Cray, Inc., (2)	11,126,761
	Thrifts & Mortgage Finance – 2.5%
694,360	HomeStreet Inc., (2)	18,747,720
	Total Long-Term Investments (cost $517,902,487)	700,856,356

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 5.2%
	REPURCHASE AGREEMENTS – 5.2%
$ 38,113	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/17, repurchase price $38,113,407, collateralized by $39,545,000 U.S. Treasury Notes, 2.000%, due 11/15/26, value $38,878,350	0.120%	10/02/17	$ 38,113,026
	Total Short-Term Investments (cost $38,113,026)			38,113,026
	Total Investments (cost $556,015,513) – 100.0%			738,969,382
	Other Assets Less Liabilities – 0.0%			2,227
	Net Assets – 100%			$ 738,971,609
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$700,856,356	$ —	$ —	$700,856,356
Short-Term Investments:
Repurchase Agreements	—	38,113,026	—	38,113,026
Total	$700,856,356	$38,113,026	$ —	$738,969,382
24      NUVEEN

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2017.
Tax cost of investments	$565,706,143
Gross unrealized:
Appreciation	$195,794,417
Depreciation	(22,531,178)
Net unrealized appreciation (depreciation) of investments	$173,263,239
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets .
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: November 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2017